Consolidated statement of income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Interest income (Note 13)
Loans	$ 3,658	$ 3,986	$ 3,875	$ 7,644	$ 7,888
Securities	698	730	697	1,428	1,352
Securities borrowed or purchased under resale agreements	278	364	357	642	721
Deposits with banks	68	102	96	170	188
Interest income	4,702	5,182	5,025	9,884	10,149
Interest expense (Note 13)
Deposits	1,608	1,983	2,123	3,591	4,265
Securities sold short	63	75	76	138	147
Securities lent or sold under repurchase agreements	207	295	312	502	570
Subordinated indebtedness	44	46	45	90	92
Other	18	22	9	40	19
Interest expense	1,940	2,421	2,565	4,361	5,093
Net interest income	2,762	2,761	2,460	5,523	5,056
Non-interest income
Underwriting and advisory fees	116	126	155	242	258
Deposit and payment fees	197	222	221	419	448
Credit fees	240	254	232	494	461
Card fees	85	122	114	207	231
Investment management and custodial fees	339	350	314	689	629
Mutual fund fees	384	409	396	793	789
Insurance fees, net of claims	95	102	109	197	221
Commissions on securities transactions	110	81	75	191	158
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net	73	265	237	338	413
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net	(16)	11	19	(5)	23
Foreign exchange other than trading	68	58	70	126	161
Income from equity-accounted associates and joint ventures	24	18	23	42	45
Other	101	76	117	177	214
Non-interest income	1,816	2,094	2,082	3,910	4,051
Total revenue	4,578	4,855	4,542	9,433	9,107
Provision for credit losses (Note 6)	1,412	261	255	1,673	593
Non-interest expenses
Employee compensation and benefits (Note 12)	1,479	1,897	1,421	3,376	2,821
Occupancy costs	215	206	222	421	442
Computer, software and office equipment	479	470	461	949	905
Communications	82	75	81	157	156
Advertising and business development	72	77	90	149	171
Professional fees	49	50	51	99	100
Business and capital taxes	29	36	24	65	56
Other	299	254	238	553	697
Non-interest expenses	2,704	3,065	2,588	5,769	5,348
Income before income taxes	462	1,529	1,699	1,991	3,166
Income taxes	70	317	351	387	636
Net income	392	1,212	1,348	1,604	2,530
Net income (loss) attributable to non-controlling interests	(8)	7	7	(1)	11
Preferred shareholders	30	31	28	61	51
Common shareholders	370	1,174	1,313	1,544	2,468
Net income attributable to equity shareholders	$ 400	$ 1,205	$ 1,341	$ 1,605	$ 2,519
Earnings per share (in dollars) (Note 11)
Basic	$ 0.83	$ 2.64	$ 2.96	$ 3.47	$ 5.56
Diluted	0.83	2.63	2.95	3.46	5.55
Dividends per common share (in dollars)	$ 1.46	$ 1.44	$ 1.40	$ 2.90	$ 2.76